Basis of Presentation - Summary of annual rates for depreciation of property plant and equipment (Detail)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.33%